Provision for Major Overhauls - Details of Provision for Major Overhauls in Respect of Aircraft Held under Leases (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Beginning balance	¥ 4,642
Additional provision	714	¥ 760
Utilization	(412)	(543)
Ending balance	4,944	4,642
Less: current portion	(124)	(426)
Total	4,820	4,216
IFRS 16 [Member]
Statement [Line Items]
Beginning balance	¥ 4,642	4,425
Ending balance		¥ 4,642